Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000028102 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028102 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028102 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028102 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028102 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028102 | Corebridge Financial, Inc. - FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028102 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028102 | T-Mobile US, Inc. - FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028102 | Boston Scientific Corp. - FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028102 | AbbVie, Inc. - FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028102 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000028102 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028102 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028102 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028102 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028102 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028102 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028102 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028102 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028102 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028102 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028102 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028099 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028099 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028099 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028099 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028099 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028099 | Corebridge Financial, Inc. - FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028099 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028099 | T-Mobile US, Inc. - FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028099 | Boston Scientific Corp. - FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028099 | AbbVie, Inc. - FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028099 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000028099 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028099 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028099 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028099 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028099 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028099 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028099 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028099 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028099 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028099 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028099 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028101 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028101 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028101 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028101 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028101 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028101 | Corebridge Financial, Inc. - FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028101 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028101 | T-Mobile US, Inc. - FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028101 | Boston Scientific Corp. - FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028101 | AbbVie, Inc. - FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028101 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000028101 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028101 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028101 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028101 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028101 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028101 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028101 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028101 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028101 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028101 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028101 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028105 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000028105 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028105 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028105 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028105 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028105 | Corebridge Financial, Inc. - FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028105 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028105 | T-Mobile US, Inc. - FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028105 | Boston Scientific Corp. - FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028105 | AbbVie, Inc. - FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028105 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000028105 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000028105 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000028105 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000028105 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028105 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028105 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028105 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028105 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000028105 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028105 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028105 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000135457 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000135457 | Apple, Inc. - FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000135457 | Wells Fargo & Co. - FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000135457 | American Electric Power Co., Inc. - FR_025537101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000135457 | JPMorgan Chase & Co. - FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135457 | Corebridge Financial, Inc. - FR_21871X109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000135457 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135457 | T-Mobile US, Inc. - FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000135457 | Boston Scientific Corp. - FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135457 | AbbVie, Inc. - FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135457 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000135457 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000135457 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000135457 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000135457 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135457 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000135457 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000135457 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000135457 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000135457 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135457 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000135457 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%